Document and Entity Information	May 07, 2020
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001467760
Document Type	8-K/A
Document Period End Date	May 07, 2020
Entity Registrant Name	Apollo Commercial Real Estate Finance, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-34452
Entity Tax Identification Number	27-0467113
Entity Address, Address Line One	c/o Apollo Global Management, Inc.
Entity Address, Address Line Two	9 West 57th Street
Entity Address, Address Line Three	43rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	ARI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On May 7, 2020, Apollo Commercial Real Estate Finance, Inc. (the “Company”) issued a summary press release and a detailed presentation announcing its financial results for the quarter ended March 31, 2020, and furnished the summary press release and financial results presentation with a Current Report on Form 8-K (the “Initial 8-K”). On May 7, 2020, the Company issued a corrected summary press release, in which the time of the earnings teleconference call has been corrected to 9:00 a.m. on Friday, May 8, 2020, not 10:00 a.m. as previously stated. The Company is filing this Current Report on Form 8-K/A solely to furnish a copy of the corrected summary press release. No other information in the summary press release or financial results presentation furnished with the Initial 8-K has been modified.